Schedule of Non-Cash Activity to Related Party (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
Costs incurred by the manager and its affiliates		$ 5,431	$ 2,312
Other capitalized costs		7,280	2,545
Management Fees [Member]
Costs incurred by the manager and its affiliates		2,583	674
Manager and Affliates [Member]
Costs incurred by the manager and its affiliates	[1]	2,349	1,618
Insurance [Member]
Costs incurred by the manager and its affiliates		419
Other capitalized costs	[2]	1,631
Director Compensation [Member]
Costs incurred by the manager and its affiliates		80	20
Development Fee And Reimbursements [Member]
Other capitalized costs		5,649	1,994
Offering Costs [Member]
Other capitalized costs			513
Acquisition Fee [Member]
Other capitalized costs			$ 38

[1]	Includes wage, overhead and other reimbursements to our Manager and its affiliates, including our Sponsor, which are included in General and administrative expenses in our consolidated statements of operations.
[2]	During the year ended December 31, 2022, we incurred insurance premiums of $4.8 million pertaining to insurance policies with effective dates that commenced during the period, which are included in Other assets in our consolidated balance sheet. Of this amount, zero was unpaid as of December 31, 2022 and $1.6 million was amortized into Real estate under construction in our consolidated balance sheet.